GOODWILL AND OTHER INTANGIBLE ASSETS, NET (Schedule of Other Intangible Assets) (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2015	Dec. 31, 2014
Finite-Lived Intangible Assets [Line Items]
Original amount	$ 15,589	$ 8,857
Accumulated amortization	6,317	3,455
Other intangible assets, net	9,272	5,402
Core technology [Member]
Finite-Lived Intangible Assets [Line Items]
Original amount	13,384	7,034
Accumulated amortization	4,834	2,315
Other intangible assets, net	$ 8,550	4,719
Weighted average amortization period	5 years 6 months 22 days
Customer relationships [Member]
Finite-Lived Intangible Assets [Line Items]
Original amount	$ 1,981	1,599
Accumulated amortization	1,371	1,084
Other intangible assets, net	$ 610	515
Weighted average amortization period	6 years 10 months 10 days
Noncompete Agreements [Member]
Finite-Lived Intangible Assets [Line Items]
Original amount	$ 224	224
Accumulated amortization	112	56
Other intangible assets, net	$ 112	$ 168
Weighted average amortization period	4 years